Earnings Per Share	12 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings Per Share	Earnings Per Share
Basic earnings per share
Basic EPS is calculated by dividing the profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

	2025 £’000	2024 £’000	2023 £’000
Profit for the year attributable to equity holders of the Company	21,212	17,122	94,163

	2025	2024	2023
Weighted average number of shares outstanding	58,461,621	58,318,968	57,314,839

	2025	2024	2023
Earnings per share - basic (£)	0.36	0.29	1.64
Diluted earnings per share
Diluted EPS is calculated by dividing the profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of shares that would be issued if all dilutive potential ordinary shares were converted into ordinary shares. In accordance with IAS 33, the dilutive earnings per share are without reference to adjustments in respect of outstanding shares when the impact would be anti-dilutive.

	2025 £’000	2024 £’000	2023 £’000
Profit for the year attributable to equity holders of the Company	21,212	17,122	94,163

	2025	2024	2023
Weighted average number of shares outstanding	58,461,621	58,318,968	57,314,839
Diluted by: options in issue and contingent shares	413,839	430,529	767,549
Weighted average number of shares outstanding (diluted)	58,875,460	58,749,497	58,082,388

	2025	2024	2023
Earnings per share - diluted (£)	0.36	0.29	1.62
Basic and diluted earnings per share calculated above are the same for Class A and B shares as both have the same rights to share in profit for the period.

Between 1 July 2025 and 29 August 2025 the Company repurchased 1,885,753 ordinary shares. Had these been repurchased before year-end, there would have been no impact on the basic and diluted earnings per share.

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorisation of these financial statements that would have an impact over the basic and diluted earnings per share for the reporting period.